UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Small Cap Core Fund
	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 14.8%
Auto Components 0.2%
SORL Auto Parts, Inc.* (a)	24,900	60,009
Tower International, Inc.*	3,700	38,850

		98,859
Diversified Consumer Services 0.0%
ChinaCast Education Corp.* (a)	19,300	12,545
Hotels, Restaurants & Leisure 3.4%
Boyd Gaming Corp.* (a)	54,900	395,280
Brinker International, Inc.	14,400	458,928
Carrols Restaurant Group, Inc.*	24,400	144,936
Choice Hotels International, Inc.	300	11,979
Cracker Barrel Old Country Store, Inc.	300	18,840
International Speedway Corp. "A"	700	18,326
Isle of Capri Casinos, Inc.*	6,600	40,722
Jack in the Box, Inc.*	2,000	55,760
Kona Grill, Inc.*	6,500	58,630
MTR Gaming Group, Inc.*	24,100	114,475
Multimedia Games Holding Co., Inc.*	10,200	142,800
Penn National Gaming, Inc.*	1,800	80,262
Scientific Games Corp. "A"*	6,500	55,575
Shuffle Master, Inc.*	3,900	53,820
Texas Roadhouse, Inc.	12,200	224,846
Town Sports International Holdings, Inc.*	9,200	122,268

		1,997,447
Household Durables 0.4%
CSS Industries, Inc.	1,400	28,770
Libbey, Inc.*	5,800	89,146
Lifetime Brands, Inc.	3,000	37,410
M/I Homes, Inc.*	3,800	65,816
Standard Pacific Corp.*	5,600	34,664

		255,806
Internet & Catalog Retail 0.1%
Orbitz Worldwide, Inc.*	20,500	74,825
Leisure Equipment & Products 0.1%
JAKKS Pacific, Inc. (a)	900	14,409
Nautilus, Inc.*	11,100	36,741

		51,150
Media 2.1%
Carmike Cinemas, Inc.*	15,700	230,005
Lions Gate Entertainment Corp.* (a)	11,700	172,458
MDC Partners, Inc. "A"	11,500	130,410
Media General, Inc. "A"* (a)	9,700	44,717
Regal Entertainment Group "A" (a)	38,400	528,384
Salem Communications Corp. "A"	3,900	21,333
Spanish Broadcasting System, Inc. "A"*	17,300	70,238
The Madison Square Garden Co. "A"*	1,300	48,672

		1,246,217
Multiline Retail 0.4%
Dillard's, Inc. "A"	3,500	222,880
Specialty Retail 5.8%
Aaron's, Inc.	23,000	651,130
Asbury Automotive Group, Inc.*	1,200	28,428
Ascena Retail Group, Inc.*	5,500	102,410
Brown Shoe Co., Inc.	16,700	215,597
Build-A-Bear Workshop, Inc.* (a)	22,200	106,116
Cabela's, Inc.*	12,700	480,187
Collective Brands, Inc.*	500	10,710
Conn's, Inc.*	1,300	19,240
Golfsmith International Holdings, Inc.*	23,100	139,986
Group 1 Automotive, Inc.	3,500	159,635
Hot Topic, Inc.	30,800	298,452
Lithia Motors, Inc. "A"	3,800	87,590
OfficeMax, Inc.*	45,200	228,712
Penske Automotive Group, Inc.	15,200	322,848
RadioShack Corp. (a)	9,500	36,480
Sally Beauty Holdings, Inc.*	2,200	56,628
Sonic Automotive, Inc. "A"	5,700	77,919
Stage Stores, Inc.	2,500	45,800
TravelCenters of America LLC*	71,600	363,012

		3,430,880
Textiles, Apparel & Luxury Goods 2.3%
Carter's, Inc.*	11,100	583,860
Fifth & Pacific Companies, Inc.*	36,000	386,280
Kingold Jewelry, Inc.* (a)	17,700	30,090
The Jones Group, Inc.	38,800	370,928

		1,371,158
Consumer Staples 5.3%
Beverages 0.3%
Cott Corp.*	21,400	175,694
Food & Staples Retailing 1.1%
Ingles Markets, Inc. "A"	3,500	56,105
Pantry, Inc.*	8,400	123,480
Susser Holdings Corp.*	12,000	446,040
Village Super Market, Inc. "A"	1,100	35,838

		661,463
Food Products 2.5%
Cal-Maine Foods, Inc.	9,300	363,630
Dean Foods Co.*	39,800	677,794
John B. Sanfilippo & Son, Inc.*	5,900	105,315
Omega Protein Corp.*	3,800	27,968
Pilgrim's Pride Corp.*	27,600	197,340
Sanderson Farms, Inc.	900	41,238
Smart Balance, Inc.*	3,000	28,170

		1,441,455
Household Products 0.6%
Central Garden & Pet Co. "A"*	11,100	120,879
Harbinger Group, Inc.*	3,600	28,044
Spectrum Brands Holdings, Inc.*	6,900	224,733

		373,656
Personal Products 0.3%
Nature's Sunshine Products, Inc.	2,200	33,220
Prestige Brands Holdings, Inc.*	9,000	142,290

		175,510
Tobacco 0.5%
Alliance One International, Inc.*	20,100	69,546
Universal Corp.	5,200	240,916

		310,462
Energy 7.0%
Energy Equipment & Services 1.9%
Exterran Holdings, Inc.*	14,200	181,050
Forbes Energy Services Ltd.*	7,100	33,370
Helix Energy Solutions Group, Inc.*	36,500	598,965
Pioneer Drilling Co.*	6,200	49,414
TGC Industries, Inc.*	11,055	107,344
Willbros Group, Inc.*	24,900	160,854

		1,130,997
Oil, Gas & Consumable Fuels 5.1%
Adams Resources & Energy, Inc.	1,800	75,456
CVR Energy, Inc.*	500	13,290
Delek U.S. Holdings, Inc.	34,400	605,096
Double Eagle Petroleum Co.*	4,600	20,148
Energy Partners Ltd.*	700	11,830
Energy XXI (Bermuda) Ltd. (a)	6,700	209,643
L&L Energy, Inc.* (a)	32,100	55,212
Penn Virginia Corp.	13,500	99,090
StealthGas, Inc.*	4,000	23,240
Sunoco, Inc.	4,400	209,000
Tesoro Corp.*	13,000	324,480
VAALCO Energy, Inc.*	76,700	661,921
Western Refining, Inc. (a)	31,700	705,959

		3,014,365
Financials 19.3%
Capital Markets 1.1%
E*TRADE Financial Corp.*	16,400	131,856
Medallion Financial Corp.	20,200	214,524
SWS Group, Inc.*	8,400	44,772
Walter Investment Management Corp.	11,600	271,904

		663,056
Commercial Banks 6.7%
Banner Corp.	2,600	56,966
BBCN Bancorp., Inc.*	10,500	114,345
Centerstate Banks, Inc.	5,100	36,465
Century Bancorp., Inc. "A"	1,200	35,676
Citizens Republic Bancorp., Inc.*	22,100	378,573
First California Financial Group, Inc.*	1,600	11,008
First Merchants Corp.	39,500	492,170
International Bancshares Corp.	1,100	21,472
MainSource Financial Group, Inc.	26,400	312,312
Mercantile Bank Corp.*	1,600	29,520
Metro Bancorp., Inc.*	1,200	14,436
Pacific Mercantile Bancorp.*	2,400	16,584
Peoples Bancorp., Inc.	4,800	105,504
PrivateBancorp., Inc.	17,400	256,824
Regions Financial Corp.	92,600	625,050
Southwest Bancorp., Inc.*	17,800	167,498
StellarOne Corp.	6,100	76,128
Susquehanna Bancshares, Inc.	46,200	475,860
Taylor Capital Group, Inc.*	5,800	95,062
United Community Banks, Inc.* (a)	3,500	29,995
Wilshire Bancorp., Inc.*	71,000	389,080
Wintrust Financial Corp.	1,100	39,050
Zions Bancorp.	10,000	194,200

		3,973,778
Consumer Finance 0.4%
CompuCredit Holdings Corp.*	4,400	15,928
Imperial Holdings, Inc.*	2,800	10,724
Nelnet, Inc. "A"	8,200	188,600
Nicholas Financial, Inc.	900	11,538

		226,790
Diversified Financial Services 0.6%
PHH Corp.* (a)	22,200	388,056
Insurance 3.8%
Allied World Assurance Co. Holdings AG	100	7,947
American Safety Insurance Holdings Ltd.*	2,000	37,500
Amerisafe, Inc.*	5,300	137,535
Fidelity National Financial, Inc. "A"	5,600	107,856
First American Financial Corp.	5,200	88,192
Hanover Insurance Group, Inc.	9,600	375,648
Hilltop Holdings, Inc.*	9,400	96,914
Homeowners Choice, Inc.	6,800	119,680
Montpelier Re Holdings Ltd.	7,500	159,675
Navigators Group, Inc.*	200	10,010
ProAssurance Corp.	3,600	320,724
Seabright Holdings, Inc.	18,700	166,243
Stewart Information Services Corp.	17,200	264,020
United Fire Group, Inc.	3,400	72,522
White Mountains Insurance Group Ltd.	500	260,875

		2,225,341
Real Estate Investment Trusts 5.2%
American Capital Agency Corp. (REIT) (a)	7,500	252,075
Ashford Hospitality Trust (REIT)	45,600	384,408
Brandywine Realty Trust (REIT)	22,400	276,416
Capital Trust, Inc. "A" (REIT)*	3,800	10,944
CapLease, Inc. (REIT)	25,700	106,655
Capstead Mortgage Corp. (REIT)	3,100	43,121
CBL & Associates Properties, Inc. (REIT)	32,000	625,280
Corporate Office Properties Trust (REIT)	1,400	32,914
First Industrial Realty Trust, Inc. (REIT)*	46,900	591,878
Gramercy Capital Corp. (REIT)*	14,800	37,000
Hatteras Financial Corp. (REIT)	2,100	60,060
Hospitality Properties Trust (REIT)	4,000	99,080
Kite Realty Group Trust (REIT)	9,300	46,407
Newcastle Investment Corp. (REIT)	19,600	131,320
Sun Communities, Inc. (REIT)	8,500	376,040

		3,073,598
Real Estate Management & Development 0.1%
Forest City Enterprises, Inc. "A"*	2,400	35,040
Thomas Properties Group, Inc.	2,600	14,144

		49,184
Thrifts & Mortgage Finance 1.4%
Bank Mutual Corp.	27,100	119,511
Capitol Federal Financial, Inc.	7,500	89,100
Citizens South Banking Corp.	4,700	31,866
Federal Agricultural Mortgage Corp. "C"	4,900	128,527
First Defiance Financial Corp.	5,100	87,312
First Financial Holdings, Inc.	31,000	332,320
Provident Financial Holdings, Inc.	2,100	24,213
Radian Group, Inc. (a)	3,500	11,515

		824,364
Health Care 12.1%
Biotechnology 1.8%
Amylin Pharmaceuticals, Inc.*	10,000	282,300
Myriad Genetics, Inc.*	1,100	26,147
PDL BioPharma, Inc. (a)	90,000	596,700
Regeneron Pharmaceuticals, Inc.*	1,400	159,908

		1,065,055
Health Care Equipment & Supplies 0.1%
CONMED Corp.	400	11,068
SurModics, Inc.*	2,300	39,790

		50,858
Health Care Providers & Services 7.4%
Almost Family, Inc.*	1,700	37,978
Amedisys, Inc.* (a)	14,500	180,525
AMN Healthcare Services, Inc.*	14,400	85,392
AmSurg Corp.*	17,700	530,646
Community Health Systems, Inc.*	24,500	686,735
Health Net, Inc.*	12,500	303,375
HealthSouth Corp.*	20,700	481,482
Humana, Inc.	4,600	356,224
Kindred Healthcare, Inc.*	2,900	28,507
LHC Group, Inc.*	700	11,872
LifePoint Hospitals, Inc.*	3,500	143,430
Magellan Health Services, Inc.*	3,100	140,523
Metropolitan Health Networks, Inc.*	20,100	192,357
PharMerica Corp.*	21,600	235,872
Skilled Healthcare Group, Inc. "A"*	13,600	85,408
Sun Healthcare Group, Inc.*	42,800	358,236
Vanguard Health Systems, Inc.*	6,800	60,452
WellCare Health Plans, Inc.*	8,100	429,300

		4,348,314
Life Sciences Tools & Services 1.2%
Affymetrix, Inc.* (a)	17,700	83,013
Cambrex Corp.*	40,238	378,640
Charles River Laboratories International, Inc.*	2,100	68,796
MEDTOX Scientific, Inc.*	3,500	94,360
PAREXEL International Corp.*	3,400	95,982

		720,791
Pharmaceuticals 1.6%
Cornerstone Therapeutics, Inc.*	4,600	29,118
Cumberland Pharmaceuticals, Inc.*	1,800	11,628
DepoMed, Inc.*	13,700	77,953
Hi-Tech Pharmacal Co., Inc.*	1,700	55,080
Medicis Pharmaceutical Corp. "A"	2,700	92,205
Obagi Medical Products, Inc.*	2,400	36,648
Par Pharmaceutical Companies, Inc.*	6,900	249,366
POZEN, Inc.*	52,200	325,728
Questcor Pharmaceuticals, Inc.*	1,500	79,860

		957,586
Industrials 16.9%
Aerospace & Defense 0.4%
Huntington Ingalls Industries, Inc.*	2,600	104,624
Sypris Solutions, Inc.	15,700	109,429
Triumph Group, Inc.	1,000	56,270

		270,323
Airlines 3.2%
Alaska Air Group, Inc.*	7,200	258,480
Delta Air Lines, Inc.*	25,000	273,750
Hawaiian Holdings, Inc. "A"*	97,100	632,121
Republic Airways Holdings, Inc.*	31,200	173,160
U.S. Airways Group, Inc.* (a)	39,500	526,535
United Continental Holdings, Inc.*	2,000	48,660

		1,912,706
Building Products 1.2%
Builders FirstSource, Inc.*	8,300	39,342
Gibraltar Industries, Inc.*	17,700	183,726
NCI Building Systems, Inc.*	10,400	112,632
U.S. Home Systems, Inc.	14,200	144,130
Universal Forest Products, Inc.	2,300	89,654
USG Corp.* (a)	9,200	175,260

		744,744
Commercial Services & Supplies 2.8%
Acco Brands Corp.* (a)	28,300	292,622
Asset Acceptance Capital Corp.*	2,400	16,320
ASTA Funding, Inc.	2,300	21,551
Avery Dennison Corp.	2,500	68,350
Casella Waste Systems, Inc. "A"*	8,000	46,800
Courier Corp.	800	10,600
Covanta Holding Corp.	2,400	41,160
G & K Services, Inc. "A"	5,600	174,664
Intersections, Inc.	1,000	15,850
Kimball International, Inc. "B"	27,100	208,670
Quad Graphics, Inc. (a)	16,700	240,146
Sykes Enterprises, Inc.*	3,900	62,244
The Brink's Co.	8,300	192,394
TMS International Corp. "A"*	11,300	112,661
UniFirst Corp.	2,100	133,875

		1,637,907
Construction & Engineering 0.3%
Argan, Inc.	2,200	30,756
Sterling Construction Co., Inc.*	12,800	130,816

		161,572
Electrical Equipment 1.7%
Fushi Copperweld, Inc.* (a)	86,600	752,554
General Cable Corp.*	9,500	246,430

		998,984
Machinery 3.1%
Ampco-Pittsburgh Corp.	3,800	69,654
FreightCar America, Inc.	15,600	358,332
Hardinge, Inc.	1,900	17,290
ITT Corp.	14,300	251,680
Manitex International, Inc.*	7,600	63,840
Meritor, Inc.*	21,500	112,230
Miller Industries, Inc.	9,100	144,963
Mueller Industries, Inc.	1,200	51,108
NACCO Industries, Inc. "A"	1,500	174,375
Oshkosh Corp.*	27,500	576,125

		1,819,597
Marine 0.1%
International Shipholding Corp.	1,700	32,062
Professional Services 0.9%
Barrett Business Services, Inc.	3,500	73,990
CDI Corp.	1,100	18,040
Equifax, Inc.	2,100	97,860
Insperity, Inc.	5,700	154,185
Navigant Consulting, Inc.*	4,700	59,408
On Assignment, Inc.*	7,600	121,296
TrueBlue, Inc.*	800	12,384
VSE Corp.	500	11,895

		549,058
Road & Rail 0.9%
Avis Budget Group, Inc.*	1,900	28,880
Con-way, Inc.	800	28,888
Saia, Inc.*	21,600	472,824

		530,592
Trading Companies & Distributors 2.3%
AerCap Holdings NV*	28,700	323,736
Aircastle Ltd.	42,100	507,305
DXP Enterprises, Inc.*	2,400	99,576
GATX Corp.	2,300	88,550
United Rentals, Inc.* (a)	9,300	316,572
Willis Lease Finance Corp.*	2,300	28,336

		1,364,075
Information Technology 15.2%
Communications Equipment 2.2%
Arris Group, Inc.*	30,200	420,082
Brocade Communications Systems, Inc.*	30,300	149,379
CalAmp Corp.*	5,500	40,315
Comtech Telecommunications Corp.	17,300	494,434
TESSCO Technologies, Inc.	10,600	233,730

		1,337,940
Computers & Peripherals 1.9%
Cray, Inc.*	13,700	165,496
Datalink Corp.*	33,000	315,150
Diebold, Inc.	5,200	191,932
Electronics for Imaging, Inc.*	800	13,000
NCR Corp.*	5,400	122,742
Xyratex Ltd.	29,700	335,907

		1,144,227
Electronic Equipment, Instruments & Components 1.3%
Insight Enterprises, Inc.*	14,000	235,620
Key Tronic Corp.*	13,900	114,536
PC Connection, Inc.	11,400	121,068
Power-One, Inc.*	5,500	24,860
SYNNEX Corp.*	2,500	86,225
Vishay Intertechnology, Inc.*	19,100	180,113

		762,422
Internet Software & Services 2.6%
AOL, Inc.*	16,600	466,128
Digital River, Inc.*	1,900	31,578
EarthLink, Inc.	51,500	383,160
IAC/InterActiveCorp.	13,000	592,800
Stamps.com, Inc.*	1,900	46,873

		1,520,539
IT Services 2.4%
CACI International, Inc. "A"*	700	38,514
CoreLogic, Inc.*	3,500	64,085
CSG Systems International, Inc.*	900	15,552
Global Cash Access Holdings, Inc.*	54,900	395,829
Heartland Payment Systems, Inc.	20,900	628,672
Lender Processing Services, Inc.	10,300	260,384
Pfsweb, Inc.*	5,100	14,484

		1,417,520
Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc.*	47,500	231,800
FormFactor, Inc.*	37,600	243,272
Kulicke & Soffa Industries, Inc.*	39,100	348,772
Magnachip Semiconductor Corp.*	27,400	261,122
Photronics, Inc.*	56,100	342,210
Standard Microsystems Corp.*	7,000	258,230
Teradyne, Inc.*	22,200	312,132

		1,997,538
Software 1.4%
China TransInfo Technology Corp.*	3,500	19,425
ePlus, Inc.*	4,400	142,340
Fair Isaac Corp.	700	29,596
Manhattan Associates, Inc.*	4,500	205,695
Net 1 UEPS Technologies, Inc.*	9,400	78,678
Solarwinds, Inc.*	6,600	287,496
Sourcefire, Inc.*	1,400	71,960

		835,190
Materials 5.7%
Chemicals 2.1%
American Vanguard Corp.	1,300	34,567
Chemtura Corp.*	21,100	305,950
Georgia Gulf Corp.	15,300	392,751
H.B. Fuller Co.	4,000	122,800
Material Sciences Corp.*	4,400	36,080
Omnova Solutions, Inc.*	15,900	119,886
Penford Corp.*	1,800	16,110
Spartech Corp.*	3,300	17,061
Stepan Co.	300	28,254
Valspar Corp.	3,300	173,217

		1,246,676
Construction Materials 0.4%
Headwaters, Inc.*	39,500	203,425
Containers & Packaging 1.2%
Boise, Inc.	43,300	284,914
Intertape Polymer Group, Inc.*	1,600	12,240
Myers Industries, Inc.	24,700	423,852

		721,006
Metals & Mining 0.6%
Coeur d'Alene Mines Corp.*	15,000	263,400
Friedman Industries, Inc.	6,200	63,054
Gold Reserve, Inc.*	7,800	27,222
HudBay Minerals, Inc.	300	2,313

		355,989
Paper & Forest Products 1.4%
Neenah Paper, Inc.	12,600	336,294
P.H. Glatfelter Co.	18,700	306,119
Wausau Paper Corp.	19,400	188,762

		831,175
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.3%
Cbeyond, Inc.*	2,400	16,248
Cincinnati Bell, Inc.*	7,500	27,900
Telecom Corp. of New Zealand Ltd. (ADR)	15,600	147,108

		191,256
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	9,696	206,428
U.S.A. Mobility, Inc.	3,600	46,296

		252,724
Utilities 1.7%
Electric Utilities 1.3%
NV Energy, Inc.	8,800	154,704
PNM Resources, Inc.	12,800	250,112
Portland General Electric Co.	6,400	170,624
UNS Energy Corp.	5,900	226,619

		802,059
Gas Utilities 0.1%
Atmos Energy Corp.	1,200	42,084
Southwest Gas Corp.	900	39,285

		81,369
Independent Power Producers & Energy Traders 0.2%
NRG Energy, Inc.*	6,000	104,160
Multi-Utilities 0.1%
NorthWestern Corp.	1,200	44,040

Total Common Stocks (Cost $55,904,219)		58,483,015
Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $5,909,117)	5,909,117	5,909,117
Cash Equivalents 1.2%
Central Cash Management Fund, 0.14% (b) (Cost $714,522)	714,522	714,522

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $62,527,858) †	109.9	65,106,654
Other Assets and Liabilities, Net	(9.9)	(5,851,339)

Net Assets	100.0	59,255,315

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $62,660,223.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $2,446,431.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,040,075 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,593,644.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2012 amounted to $5,884,753, which is 9.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At June 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell 2000 Mini Index	USD	9/21/2012	10	795,400	30,897

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$58,483,015	$—	$—	$58,483,015
Short-Term Investments(d)	6,623,639	—	—	6,623,639
Derivatives(e)	30,897	—	—	30,897
Total	$65,137,551	$—	$—	$65,137,551

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$30,897

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012